Restructuring Activities - Restructuring Liability Rollforward (Details) - Operational Efficiency Plan - USD ($) $ in Millions	12 Months Ended		15 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jul. 01, 2017
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance	$ 25.4	$ 0.0
Restructuring charges	24.0	43.9	$ 67.9
Cash payments	(34.0)	(9.7)
Non-cash charges	(8.5)	(8.8)
Restructuring liability, ending balance	6.9	25.4	6.9
Organizational Efficiency
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance	22.2	0.0
Restructuring charges	15.6	40.4
Cash payments	(23.3)	(9.7)
Non-cash charges	(7.9)	(8.5)
Restructuring liability, ending balance	6.6	22.2	6.6
Technology Infrastructure
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance	0.0	0.0
Restructuring charges	8.0	0.0
Cash payments	(7.7)	0.0
Non-cash charges	0.0	0.0
Restructuring liability, ending balance	0.3	0.0	0.3
Network Optimization
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance	3.2	0.0
Restructuring charges	0.4	3.5
Cash payments	(3.0)	0.0
Non-cash charges	(0.6)	(0.3)
Restructuring liability, ending balance	$ 0.0	$ 3.2	$ 0.0